Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Public Utilities, Inventory [Line Items]
Inventory, net	$ 49,898	$ 44,544
Repair parts
Public Utilities, Inventory [Line Items]
Inventory, net	26,036	19,519
Tires and track frames
Public Utilities, Inventory [Line Items]
Inventory, net	3,372	2,617
Fuel and lubricants
Public Utilities, Inventory [Line Items]
Inventory, net	2,237	1,832
Parts and supplies
Public Utilities, Inventory [Line Items]
Inventory, net	31,645	23,968
Parts, supplies and components for equipment rebuilds
Public Utilities, Inventory [Line Items]
Inventory, net	14,899	15,858
Customer rebuild work in process
Public Utilities, Inventory [Line Items]
Inventory, net	$ 3,354	$ 4,718